As filed with the Securities and Exchange Commission on September 14, 2016

Securities Act File No. 333-123257

Investment Company Act File No. 811-10325

United States Securities and Exchange Commission

Washington, D.C. 20549

FORM N-1A

Registration Statement Under the Securities Act of 1933	☒
Pre-Effective Amendment No.	☐
Post Effective Amendment No. 2,392	☒
and/or
Registration Statement Under the Investment Company Act of 1940	☒
Amendment No. 2,396	☒

VANECK VECTORS ETF TRUST

(Exact Name of Registrant as Specified in its Charter)

666 Third Avenue, 9th Floor

New York, New York 10017

(Address of Principal Executive Offices)

(212) 293-2000

Registrant’s Telephone Number

Jonathan R. Simon, Esq.

Senior Vice President and General Counsel

Van Eck Associates Corporation

666 Third Avenue, 9th Floor

New York, New York 10017

(Name and Address of Agent for Service)

Copy to:

Stuart M. Strauss, Esq.

Dechert LLP

1095 Avenue of the Americas

New York, New York 10036

Approximate Date of Proposed Public Offering: As soon as practicable after the effective date of this registration statement.

IT IS PROPOSED THAT THIS FILING WILL BECOME EFFECTIVE (CHECK APPROPRIATE BOX)

☒	Immediately upon filing pursuant to paragraph (b)
☐	On [date] pursuant to paragraph (b)
☐	60 days after filing pursuant to paragraph (a)(1)
☐	On [date] pursuant to paragraph (a)(1)
☐	75 days after filing pursuant to paragraph (a)(2)
☐	On [date] pursuant to paragraph (a)(2) of rule 485
IF APPROPRIATE, CHECK THE FOLLOWING BOX:
☐	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

EXPLANATORY NOTE

This filing relates solely to the following series of the Registrant: VanEck Vectors AMT-Free Intermediate Municipal Index ETF, VanEck Vectors AMT-Free Long Municipal Index ETF, VanEck Vectors AMT-Free Short Municipal Index ETF, VanEck Vectors BDC Income ETF, VanEck Vectors CEF Municipal Income ETF, VanEck Vectors ChinaAMC China Bond ETF, VanEck Vectors Emerging Markets Aggregate Bond ETF, VanEck Vectors Emerging Markets High Yield Bond ETF, VanEck Vectors Fallen Angel High Yield Bond ETF, VanEck Vectors High-Yield Municipal Index ETF, VanEck Vectors International High Yield Bond ETF, VanEck Vectors Investment Grade Floating Rate ETF, VanEck Vectors J.P. Morgan EM Local Currency Bond ETF, VanEck Vectors Mortgage REIT Income ETF, VanEck Vectors Preferred Securities ex Financial ETF, VanEck Vectors Pre-Refunded Municipal Index ETF, VanEck Vectors Short High-Yield Municipal Index ETF and VanEck Vectors Treasury-Hedged High Yield Bond ETF.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this registration statement under Rule 485(b) under the Securities Act of 1933 and has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of New York and State of New York on the 14th day of September 2016.

VANECK VECTORS ETF TRUST

By:	/s/ Jan F. van Eck
Name:	Jan F. van Eck
Title: President and Chief Executive Officer

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following person in the capacities and on the date indicated.

/s/ David H. Chow*	Trustee	September 14, 2016
David H. Chow

/s/ R. Alastair Short*	Trustee	September 14, 2016
R. Alastair Short

/s/ Peter J. Sidebottom*	Trustee	September 14, 2016
Peter J. Sidebottom

/s/ Richard D. Stamberger*	Trustee	September 14, 2016
Richard D. Stamberger

/s/ Jan F. van Eck	President, Chief Executive	September 14, 2016
Jan F. van Eck	Officer and Trustee

/s/ John J. Crimmins*	Treasurer, Chief Financial	September 14, 2016
John J. Crimmins	Officer and Principal Accounting Officer

*By:	/s/ Jonathan R. Simon
Jonathan R. Simon
Attorney in Fact

EXHIBIT INDEX

EX-101.INS	XBRL Instance Document

EX-101.SCH	XBRL Taxonomy Extension Schema Document

EX-101.DEF	XBRL Taxonomy Extension Definition Linkbase

EX-101.LAB	XBRL Taxonomy Extension Labels Linkbase

EX-101.PRE	XBRL Taxonomy Extension Presentation Linkbase